CREDIT RISK AND CONCENTRATION - Schedule of Customers Accounted for 10% or More of the Company's Net Revenues (Details) - Sales Revenue, Net - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A
Concentration Risk
Concentration of risk (as a percent)	30.00%	23.00%	28.00%
Customer B
Concentration Risk
Concentration of risk (as a percent)	32.00%	36.00%	44.00%